Inventories (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Inventories (Details) [Abstract]
Finished goods	$ 670,291,000	$ 677,110,000
Raw materials and purchased components	395,342,000	170,614,000
Health care supplies	206,525,000	197,920,000
Work in process	68,593,000	69,910,000
Inventories	1,340,751,000	1,115,554,000
Epo Disclosures [Abstract]
EPO Inventories	34,752,000	$ 33,294,000
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due within One Year	443,658,000
Unrecorded Unconditional Purchase Obligation, Due within Two Years	$ 206,054,000